Losses and Loss Expenses - Loss Reserve Discounting (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2016	Dec. 31, 2013	Dec. 31, 2012
Loss And Loss Expenses Disclosure [Line Items]
Unpaid losses and loss expenses	$ 25,439,744	$ 19,353,243	$ 25,913,484	$ 20,481,065	$ 20,484,121
Workers' compensation
Loss And Loss Expenses Disclosure [Line Items]
Discount rate used on unpaid losses for workers compensation	3.75%	5.00%
Undiscounted tabular unpaid losses and loss expenses, net of reinsurance reserve	$ 747,400	$ 515,400
Tabular unpaid losses and loss expenses	$ 445,300	$ 266,400
UK motor liabilities
Loss And Loss Expenses Disclosure [Line Items]
Discount rate used on unpaid losses	2.00%	1.50%
Undiscounted tabular unpaid losses and loss expenses, net of reinsurance reserve	$ 298,100	$ 249,800
Tabular unpaid losses and loss expenses	$ 167,900	$ 161,000